Retirement Benefit Arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Funded status	At December 31, 2023 and 2022, the funded status of the Zurich Plan was as follows (in thousands of U.S. dollars):

	2023	2022
Underfunded pension obligation at beginning of year	$9,538	$32,636
Change in pension obligation
Service cost	$7,300	$8,746
Interest cost	3,707	373
Plan participants’ contributions	4,194	3,792
Actuarial losses (gains)	18,002	(37,992)
Plan amendments	(2,606)	—
Benefits paid	1,775	(4,576)
Foreign currency adjustments	18,500	(3,736)
Settlements	(13,064)	—
Change in pension obligation	$37,808	$(33,393)
Change in fair value of plan assets
Actual return on plan assets	$5,590	$(14,936)
Employer contributions	8,396	7,658
Plan participants’ contributions	4,194	3,792
Benefits paid	1,775	(4,576)
Foreign currency adjustments	16,658	(2,233)
Settlements	(13,064)	—
Change in fair value of plan assets	$23,549	$(10,295)
Underfunded pension obligation at end of year	$23,797	$9,538
Additional information:
Projected benefit obligation at end of year (1)	$207,336	$169,527
Fair value of plan assets at end of year	$183,539	$159,989
Underfunded pension obligation at end of year	$23,797	$9,538
Accumulated pension obligation at end of year (2)	$200,462	$167,560

(1)Represents the actuarial present value of all benefits attributed to employee service rendered to December 31, measured using assumptions as to future compensation levels
(2)Represents the actuarial present value of benefits (whether vested or non-vested) attributed to employee service rendered and compensation to December 31, with no assumption about future compensation levels

Assumptions used
The assumptions used to determine the Zurich Plan’s pension obligation and net periodic benefit cost for the years ended December 31, 2023, 2022 and 2021 were as follows:

	2023		2022		2021
	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost
Discount rate	1.30%	2.20%	2.20%	0.20%	0.20%	0.10%
Interest crediting rate	1.30%	2.20%	2.20%	1.00%	1.00%	1.00%
Expected long-term return on plan assets	—	5.00%	—	4.25%	—	3.50%
Rate of compensation increase	2.25%	2.25%	2.25%	2.00%	2.00%	2.00%

Expected future benefit payments
At December 31, 2023, estimated employer contributions to be paid in 2024 related to the Zurich Plan were $8 million and future benefit payments were estimated to be paid as follows (in thousands of U.S. dollars):

Year	Amount
2024	$13,455
2025	$11,660
2026	$12,846
2027	$11,225
2028	$10,689
2029 to 2033	$57,052